Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities	12 Months Ended
Oct. 31, 2018
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Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities

Note 24: Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities

In the normal course of business, we enter into a variety of contracts under which we may be required to make payments to reimburse a counterparty for a loss if a third party does not perform according to the terms of a contract or does not make payments when due under the terms of a debt instrument, and contracts under which we provide indirect guarantees of the indebtedness of another party, all of which are considered guarantees.

Guarantees that qualify as derivatives are accounted for in accordance with the policy for derivative instruments (see Note 8). For guarantees that do not qualify as derivatives, the liability is initially recorded at fair value, which is generally the fee received. Subsequently, guarantees are recorded at the higher of the initial fair value, less amortization to recognize any fee income earned over the period, and our best estimate of the amount required to settle the obligation. Any change in the liability is reported in our Consolidated Statement of Income.

We enter into a variety of commitments, including off-balance sheet credit instruments, such as backstop liquidity facilities, securities lending, letters of credit, credit default swaps and commitments to extend credit, as a method of meeting the financial needs of our customers. These commitments include contracts where we may be required to make payments to a counterparty, based on changes in the value of an asset, liability or equity security that the counterparty holds, due to changes in an underlying interest rate, foreign exchange rate or other variable. The contractual amount of our commitments represents our maximum undiscounted potential exposure, before possible recoveries under recourse and collateral provisions. Collateral requirements for these instruments are consistent with collateral requirements for loans.

A large majority of these commitments expire without being drawn upon. As a result, the total contractual amounts may not be representative of the funding likely to be required for these commitments.

We strive to limit credit risk by dealing only with counterparties that we believe are creditworthy, and we manage our credit risk for these instruments using the same credit risk process that is applied to loans and other credit assets.

The maximum amount payable related to our various commitments is as follows:

(Canadian $ in millions)	2018	2017
Financial Guarantees
Standby letters of credit	18,458	18,126
Credit default swaps (1)	443	448
Other Credit Instruments
Backstop liquidity facilities	5,627	5,044
Securities lending	4,939	5,336
Documentary and commercial letters of credit	1,263	1,030
Commitments to extend credit (2)	137,995	122,881
Other commitments	8,935	4,329
Total	177,660	157,194

(1)	The fair value of the related derivatives included in our Consolidated Balance Sheet was $8 million as at October 31, 2018 ($6 million in 2017).
(2)	Commitments to extend credit exclude personal lines of credit and credit cards that are unconditionally cancellable at our discretion.

Financial Guarantees

Standby letters of credit represent our obligation to make payments to third parties on behalf of customers if they are unable to make the required payments or meet other contractual requirements. The majority have a term of one year or less. Collateral requirements for standby letters of credit and guarantees are consistent with our collateral requirements for loans. Standby letters of credit and guarantees include our guarantee of a subsidiary’s debt directly provided to a third party.

Written credit default swaps require us to compensate a counterparty following the occurrence of a credit event in relation to a specified reference obligation, such as a bond or a loan. The terms of these contracts range from less than one year to 10 years. Refer to Note 8 for details.

Other Credit Instruments

Backstop liquidity facilities are provided to asset-backed commercial paper (“ABCP”) or commercial paper (“CP”) programs administered by either us or third parties as an alternative source of financing when ABCP or CP markets cannot be accessed and for ABCP programs when predetermined performance measures of the financial assets held by these programs are not met. The terms of the backstop liquidity facilities do not require us to advance money to these programs in the event of insolvency of the borrower. The facilities’ terms are generally no longer than one year, but can be several years.

We lend eligible customers’ securities to third-party borrowers who have been evaluated for credit risk using the same credit risk process that is applied to loans and other credit assets. In connection with these activities, we may provide indemnification to clients against losses resulting from the failure of the borrower to return loaned securities when due. All borrowings are fully collateralized with cash or marketable securities. As securities are loaned, we require borrowers to maintain collateral which is equal to or in excess of 100% of the fair value of the securities borrowed. The collateral is revalued on a daily basis.

Documentary and commercial letters of credit represent our agreement to honour drafts presented by a third party upon completion of specific activities.

Commitments to extend credit represent our commitment to our customers to grant them credit in the form of loans or other financings for specific amounts and maturities, subject to their meeting certain conditions.

Other commitments include commitments to fund external private equity funds and investments in equity and debt securities at market value at the time the commitments are drawn. In addition, we act as underwriter for certain new issuances under which we, alone or together with a syndicate of financial institutions, purchase the new issue for resale to investors.

Indemnification Agreements

In the normal course of operations, we enter into various agreements that provide general indemnifications. These indemnifications typically occur in connection with sales of assets, securities offerings, service contracts, membership agreements, clearing arrangements, derivative contracts and leasing transactions. Based on historical experience, we expect the risk of loss to be remote.

Exchange and Clearinghouse Guarantees

We are a member of several securities and futures exchanges and central counterparties. Membership in certain of these organizations may require us to pay a pro rata share of the losses incurred by the organization in the event of default of another member. It is difficult to estimate our maximum exposure under these membership agreements, since this would require an assessment of future claims that may be made against us that have not yet occurred. Based on historical experience, we expect the risk of loss to be remote.

Pledged Assets

In the normal course of business, we pledge assets as security for various liabilities that we incur.

The following tables summarize our pledged assets and collateral, and the activities to which they relate:

(Canadian $ in millions)	2018	2017
Bank Assets
Cash and securities (1)
Issued or guaranteed by the Government of Canada	7,784	11,904
Issued or guaranteed by a Canadian province, municipality or school corporation	7,143	6,170
Other	60,812	51,848
Mortgages, securities borrowed or purchased under resale agreements and other	115,256	99,474
	190,995	169,396

(Canadian $ in millions)	2018	2017
Assets pledged in relation to:
Central counterparties, payment systems and depositories	2,403	2,043
Bank of Canada	525	725
Foreign governments and central banks	3	3
Obligations related to securities sold under repurchase agreements	54,606	42,450
Securities borrowing and lending	50,388	51,120
Derivatives transactions	6,120	5,924
Securitization	28,710	27,632
Covered bonds	26,721	24,983
Other	21,519	14,516
Total pledged assets and collateral (1)	190,995	169,396

(1)	Excludes cash pledged with central banks disclosed as restricted cash in Note 2.

Certain comparative figures have been reclassified to conform with the current year’s presentation.

Collateral

When entering into trading activities, such as purchases under resale agreements, securities borrowing and lending activities or financing for certain derivative transactions, we require our counterparties to provide us with collateral that will protect us from losses in the event of their default. Collateral transactions (received or pledged) are typically conducted under terms that are usual and customary in standard trading activities. If there is no default, the securities or their equivalents must be returned to, or returned by, the counterparty at the end of the contract.

The fair value of counterparty collateral that we are permitted to sell or repledge (in the absence of default by the owner of the collateral) was $123,782 million as at October 31, 2018 ($118,324 million as at October 31, 2017). The fair value of collateral that we have sold or repledged was $82,392 million as at October 31, 2018 ($76,909 million as at October 31, 2017).

Lease Commitments

We have entered into a number of non-cancellable leases for premises and equipment. Our computer and software leases are typically fixed for one term and our premises leases have various renewal options and rights. Our total contractual rental commitments as at October 31, 2018 were $2,742 million. The commitments for each of the next five years and thereafter are $404 million for 2019, $358 million for 2020, $301 million for 2021, $254 million for 2022, $215 million for 2023 and $1,210 million thereafter. Included in these amounts are commitments related to 1,130 leased branch locations as at October 31, 2018.

Provisions and Contingent Liabilities

Provisions are recognized when we have a legal or constructive obligation as a result of past events, such as contractual commitments, legal or other obligations where we can reliably estimate the obligation, and it is probable we will be required to settle the obligation. We recognize as a provision our best estimate of the amount required to settle the obligations as of the balance sheet date, taking into account the risks and uncertainties surrounding the obligations. Provisions are recorded in other liabilities on the Consolidated Balance Sheet. Contingent liabilities are potential obligations arising from past events, the existence of which will only be confirmed by the occurrence or non-occurrence of one or more future events not wholly within our control and are not included in the table below.

Restructuring Charges

Included in provisions as at October 31, 2018 is $176 million ($98 million in 2017) of restructuring charges related to our ongoing enterprise-wide initiative to simplify how we work, drive increased efficiency, and invest in technology to move our business forward. This amount represents our best estimate of the amount that will be ultimately paid out.

Legal Proceedings

The bank and its subsidiaries are party to legal proceedings, including regulatory investigations, in the ordinary course of business. While there is inherent difficulty in predicting the outcome of these proceedings, management does not expect the outcome of any of these proceedings, individually or in the aggregate, to have a material adverse effect on the consolidated financial position or the results of operations of the bank.

Changes in the provision balance during the year were as follows:

(Canadian $ in millions)	2018	2017
Balance at beginning of year	170	268
Additional provisions/increase in provisions	375	153
Provisions utilized	(250)	(172)
Amounts reversed	(11)	(75)
Exchange differences and other movements	–	(4)
Balance at end of year (1)	284	170

(1)	Balance includes severance obligations, restructuring charges and legal provisions.